PIMCO Funds

Supplement dated November 6, 2015 to the

Credit Bond Funds Prospectus, Real Return Strategy Funds Prospectus and

Statement of Additional Information, each dated July 31, 2015, each as supplemented

Disclosure Related to Class R shares of the

PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Credit Absolute Return Fund,

PIMCO Inflation Response Multi-Asset Fund and PIMCO Senior Floating Rate Fund

The Board of Trustees of PIMCO Funds (the “Trust”) has approved a Plan of Liquidation for Class R shares of the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Credit Absolute Return Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO Senior Floating Rate Fund (each, a “Fund” and together, the “Funds”) pursuant to which Class R shares of each Fund will be liquidated (the “Liquidations”) on or about January 22, 2016 (“Liquidation Date”). This date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Effective January 1, 2016, the Funds will no longer sell Class R shares to new investors or existing shareholders (except through reinvested dividends), including through exchanges into Class R shares of a Fund from other funds of the Trust or funds of PIMCO Equity Series.

Mechanics. In connection with the Liquidations, any Class R share of a Fund outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after such Fund has paid or provided for all of its charges, taxes, expenses and liabilities attributable to its Class R shares. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all Class R shareholders of record of such Fund at the time of the Liquidation. PIMCO will bear all expenses in connection with the Liquidations.

Other Alternatives. At any time prior to the Liquidation Date, Class R shareholders of each Fund may redeem their Class R shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemptions and Exchanges—Redeeming Shares” in the Prospectus. Shareholders may also exchange their Class R Fund shares for Class R shares of any other fund of the Trust or any fund of PIMCO Equity Series that offers that class, as described in and subject to any restrictions set forth under “Purchases, Redemptions and Exchanges—Exchanging Shares” in the Prospectus.

U.S. Federal Income Tax Matters. For taxable Class R shareholders, the automatic redemption of Class R shares of the Fund on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, a Class R shareholder may voluntarily redeem his or her Class R shares prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See “Tax Consequences” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidations.

If you have any questions regarding the Liquidations, please contact the Trust at 1-888-877-4626.

Investors Should Retain This Supplement For Future Reference

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PIMCO Funds

Supplement dated November 6, 2015 to the

Asset Allocation Funds Prospectus and Statement of Additional Information,

each dated July 31, 2015, each as supplemented

Disclosure Related to Class P and Class R shares of the PIMCO RealPathTM Funds

The Board of Trustees of PIMCO Funds (the “Trust”) has approved a Plan of Liquidation for Class P and Class R shares (each, a “Liquidating Share Class” and together, the “Liquidating Share Classes”) of the PIMCO RealPathTM Income Fund, PIMCO RealPathTM 2020 Fund, PIMCO RealPathTM 2025 Fund, PIMCO RealPathTM 2030 Fund, PIMCO RealPathTM 2035 Fund, PIMCO RealPathTM 2040 Fund, PIMCO RealPathTM 2045 Fund, PIMCO RealPathTM 2050 Fund and PIMCO RealPathTM 2055 Fund (each, a “Fund” and together, the “PIMCO RealPathTM Funds”) pursuant to which the Liquidating Share Classes of each Fund will be liquidated (the “Liquidations”) on or about January 22, 2016 (“Liquidation Date”). This date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Effective January 1, 2016, the PIMCO RealPathTM Funds will no longer sell shares of the Liquidating Share Classes to new investors or existing shareholders (except through reinvested dividends), including through exchanges into shares of a Liquidating Share Class of a Fund from other funds of the Trust or funds of PIMCO Equity Series.

Mechanics. In connection with the Liquidations, any share of a Liquidating Share Class of a Fund outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after such Fund has paid or provided for all of its charges, taxes, expenses and liabilities attributable to such Liquidating Share Class. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all shareholders of record of the relevant Liquidating Share Class of such Fund at the time of the Liquidation. PIMCO will bear all expenses in connection with the Liquidations.

Other Alternatives. At any time prior to the Liquidation Date, shareholders of Liquidating Share Classes of each Fund may redeem their shares of any Liquidating Share Class of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemptions and Exchanges—Redeeming Shares” in the Prospectus. Shareholders may also exchange their shares of a Liquidating Share Class for shares of the same share class of any other fund of the Trust or any fund of PIMCO Equity Series that offers that class, as described in and subject to any restrictions set forth under “Purchases, Redemptions and Exchanges—Exchanging Shares” in the Prospectus.

U.S. Federal Income Tax Matters. For taxable shareholders of the Liquidating Share Classes, the automatic redemption of shares of a Liquidating Share Class of the Fund on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, a shareholder of a Liquidating Share Class may voluntarily redeem his or her shares of any Liquidating Share Class prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See “Tax Consequences” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidations.

If you have any questions regarding the Liquidations, please contact the Trust at 1-888-877-4626.

Investors Should Retain This Supplement For Future Reference

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PIMCO Funds

Supplement Dated November 6, 2015 to the

International Bond Funds Prospectus (the “Prospectus”)

dated July 31, 2015, as supplemented

Disclosure Related to the PIMCO Foreign Bond Fund (Unhedged),

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged), PIMCO Global Bond Fund (Unhedged) and

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

PIMCO Foreign Bond Fund (Unhedged)

Effective December 1, 2015, the broad-based securities market index of the PIMCO Foreign Bond Fund (Unhedged) is the Barclays Global Aggregate ex-USD (USD Unhedged) Index. Accordingly, the following changes are made.

Effective December 1, 2015, the second sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Foreign Bond Fund (Unhedged)’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Barclays Global Aggregate ex-USD (USD Unhedged) Index, as calculated by PIMCO, which as of September 30, 2015 was 7.39 years.

Additionally, effective December 1, 2015, the following is added at the beginning of the second paragraph of the “Performance Information” section of the PIMCO Foreign Bond Fund (Unhedged)’s Fund Summary in the Prospectus:

Effective December 1, 2015, the Fund’s broad-based securities market index is the Barclays Global Aggregate ex-USD (USD Unhedged) Index. The Barclays Global Aggregate ex-USD (USD Unhedged) Index provides a broad-based measure of the global investment-grade fixed income markets, excluding USD. The two major components of this index are the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The index also includes Euro-Yen corporate bonds and Canadian Government securities. It is not possible to invest directly in an unmanaged index. The Fund’s new broad-based securities market index was selected as its use is more closely aligned with the Fund’s principal investment strategies. Prior to December 1, 2015, the Fund’s primary benchmark was the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD.

Additionally, effective December 1, 2015, the following disclosure is added above the row relating to the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD in the Average Annual Total Returns table in the “Performance Information” section of the PIMCO Foreign Bond Fund (Unhedged)’s Fund Summary in the Prospectus:

	1 Year	5 Years	10 Years
Barclays Global Aggregate ex-USD (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes)	-3.08%	1.38%	2.81%

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Effective December 1, 2015, the broad-based securities market index of the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) is the Barclays Global Aggregate ex-USD (USD Hedged) Index. Accordingly, the following changes are made.

Effective December 1, 2015, the third sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Barclays Global Aggregate ex-USD (USD Hedged) Index, as calculated by PIMCO, which as of September 30, 2015 was 7.39 years.

Additionally, effective December 1, 2015, the following is added at the beginning of the second paragraph of the “Performance Information” section of the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)’s Fund Summary in the Prospectus:

Effective December 1, 2015, the Fund’s broad-based securities market index is the Barclays Global Aggregate ex-USD (USD Hedged) Index. The Barclays Global Aggregate ex-USD (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets, excluding USD. The two major components of this index are the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The index also includes Euro-Yen corporate bonds and Canadian Government securities. It is not possible to invest directly in an unmanaged index. The Fund’s new broad-based securities market index was selected as its use is more closely aligned with the Fund’s principal investment strategies. Prior to December 1, 2015, the Fund’s primary benchmark was the JPMorgan GBI Global ex-US Index Hedged in USD.

Additionally, effective December 1, 2015, the following disclosure is added above the row relating to the JPMorgan GBI Global ex-US Index Hedged in USD in the Average Annual Total Returns table in the “Performance Information” section of the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)’s Fund Summary in the Prospectus:

	1 Year	5 Years	10 Years
Barclays Global Aggregate ex-USD (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)	8.79%	4.70%	4.65%

PIMCO Global Bond Fund (Unhedged)

Effective December 1, 2015, the broad-based securities market index of the PIMCO Global Bond Fund (Unhedged) is the Barclays Global Aggregate (USD Unhedged) Index. Accordingly, the following changes are made.

Effective December 1, 2015, the fourth sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Global Bond Fund (Unhedged)’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Barclays Global Aggregate (USD Unhedged) Index, as calculated by PIMCO, which as of September 30, 2015 was 6.42 years.

Additionally, effective December 1, 2015, the following is added at the beginning of the second paragraph of the “Performance Information” section of the PIMCO Global Bond Fund (Unhedged)’s Fund Summary in the Prospectus:

Effective December 1, 2015, the Fund’s broad-based securities market index is the Barclays Global Aggregate (USD Unhedged) Index. The Barclays Global Aggregate (USD Unhedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities. It is not possible to invest directly in an unmanaged index. The Fund’s new broad-based securities market index was selected as its use is more closely aligned with the Fund’s principal investment strategies. Prior to December 1, 2015, the Fund’s primary benchmark was the JPMorgan GBI Global FX NY Index Unhedged in USD.

Additionally, effective December 1, 2015, the following disclosure is added above the row relating to the JPMorgan GBI Global FX NY Index Unhedged in USD in the Average Annual Total Returns table in the “Performance Information” section of the PIMCO Global Bond Fund (Unhedged)’s Fund Summary in the Prospectus:

	1 Year	5 Years	10 Years
Barclays Global Aggregate (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes)	0.59%	2.65%	3.60%

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Effective December 1, 2015, the broad-based securities market index of the PIMCO Global Bond Fund (U.S. Dollar-Hedged) is the Barclays Global Aggregate (USD Hedged) Index. Accordingly, the following changes are made.

Effective December 1, 2015, the fourth sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Global Bond Fund (U.S. Dollar-Hedged)’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Barclays Global Aggregate (USD Hedged) Index, as calculated by PIMCO, which as of September 30, 2015 was 6.42 years.

Additionally, effective December 1, 2015, the following is added at the beginning of the second paragraph of the “Performance Information” section of the PIMCO Global Bond Fund (U.S. Dollar-Hedged)’s Fund Summary in the Prospectus:

Effective December 1, 2015, the Fund’s broad-based securities market index is the Barclays Global Aggregate (USD Hedged) Index. The Barclays Global Aggregate (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities. It is not possible to invest directly in an unmanaged index. The Fund’s new broad-based securities market index was selected as its use is more closely aligned with the Fund’s principal investment strategies. Prior to December 1, 2015, the Fund’s primary benchmark was the JPMorgan GBI Global Index Hedged in USD.

Additionally, effective December 1, 2015, the following disclosure is added above the row relating to the JPMorgan GBI Global Index Hedged in USD in the Average Annual Total Returns table in the “Performance Information” section of the PIMCO Global Bond Fund (U.S. Dollar-Hedged)’s Fund Summary in the Prospectus:

	1 Year	5 Years	10 Years
Barclays Global Aggregate (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)	7.59%	4.60%	4.69%

Investors Should Retain This Supplement for Future Reference

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